FAIR VALUES - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	$ 22,975,396,896	$ 20,593,625,497
Total Liabilities	18,536,119,437	16,527,246,046
Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	2,221,342,478	1,378,835,206
Total Liabilities	5,357,923	99,752,488
Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	344,559,802	96,101,918
Total Liabilities	29,212,121	24,670,981
Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	35,157,889	14,465,378	$ 14,465,378	$ 17,294,859
Total Liabilities	0	0
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	13,703,215,305
Deposits | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	13,701,853,668
Deposits | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Deposits | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Deposits | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	13,701,853,668
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	43,568,267
Repurchase Transactions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	641,177,404
Repurchase Transactions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	641,177,404
Repurchase Transactions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	266,868,382
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	237,892,326
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	237,892,326
Issued Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	194,294,170
Issued Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	192,633,264
Issued Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	181,019,493
Issued Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Issued Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	11,613,771
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	245,154,965
Subordinated Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	243,584,927
Subordinated Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Subordinated Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Subordinated Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	243,584,927
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	3,219,072,518
Other Financial Liabilities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,601,492,279
Other Financial Liabilities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Other Financial Liabilities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Other Financial Liabilities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,601,492,279
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	6,747,884,353
Cash and Due from Banks | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,747,884,353
Cash and Due from Banks | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,747,884,353
Cash and Due from Banks | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Cash and Due from Banks | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0
Repurchase Transactions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	8,694,798,958
Loans and Other Financing | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	32,898,018	0
Loans and Other Financing | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Loans and Other Financing | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Loans and Other Financing | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	8,697,906,207
Loans and Other Financing | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Loans and Other Financing | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Loans and Other Financing | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	8,697,906,207
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	483,111,128
Other Financial Assets | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	135,469,352	99,337,659
Other Financial Assets | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	30,577	43,423
Other Financial Assets | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	101,170	0
Other Financial Assets | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	500,078,595
Other Financial Assets | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	453,233,137
Other Financial Assets | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Other Financial Assets | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	46,845,458
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	2,608,108,340
Other Debt Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	656,027,979	20,872,896
Other Debt Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	22,120,930
Other Debt Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Other Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,379,076,193
Other Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,769,978,081
Other Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Other Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	609,098,112
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	562,480,805
Financial Assets Pledged as Collateral | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	651,201,022	49,405,378
Financial Assets Pledged as Collateral | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Financial Assets Pledged as Collateral | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	$ 0
Financial Assets Pledged as Collateral | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	540,764,578
Financial Assets Pledged as Collateral | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	540,764,578
Financial Assets Pledged as Collateral | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Financial Assets Pledged as Collateral | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0